Summary of Significant Accounting Policies and Nature of Operations (Tables)	12 Months Ended
May 31, 2013
Accounting Policies [Abstract]
Computation of basic and diluted earnings per share
The table below sets forth the computation of basic and diluted earnings per share:

	Fiscal Year Ended May 31,
(in millions, except per share data)	2013	2012	2011
Numerator:
Net income (loss)	$(623.4)	$(458.8)	$(849.8)
Denominator:
Basic—weighted average shares outstanding	551.8	551.9	552.1
Effect of dilutive securities:
Stock options	—	—	—
Restricted stock units	—	—	—
Diluted—weighted average shares outstanding	551.8	551.9	552.1
Earnings (loss) per share—basic	$(1.13)	$(0.83)	$(1.54)
Earnings (loss) per share—diluted	$(1.13)	$(0.83)	$(1.54)